Subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Subsidiaries
15.
SUBSIDIARIES
a.
Information on subsidiaries with material noncontrolling interests

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2023	2024
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2022	2023	2024	2023	2024
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$462	$510	$353	$4,533	$4,549
CHPT	$496	$15	$295	4,994	5,289
Individually immaterial subsidiaries with noncontrolling interests				2,905	3,142
				$12,432	$12,980

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current assets	$6,540	$6,738
Noncurrent assets	$3,141	$3,522
Current liabilities	$2,982	$3,582
Noncurrent liabilities	$459	$416
Equity attributable to the parent	$1,707	$1,713
Equity attributable to noncontrolling interests	$4,533	$4,549

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,602	$31,675	$32,503
Costs and expenses	30,958	30,964	32,012
Profit for the year	$644	$711	$491

Profit attributable to the parent	$182	$201	$138
Profit attributable to noncontrolling interests	462	510	353
Profit for the year	$644	$711	$491

Other comprehensive income (loss) attributable to the parent	$11	$(9)	$11
Other comprehensive income (loss) attributable to noncontrolling interests	26	(23)	30
Other comprehensive income (loss) for the year	$37	$(32)	$41

Total comprehensive income attributable to the parent	$192	$192	$149
Total comprehensive income attributable to noncontrolling interests	488	487	383
Total comprehensive income for the year	$680	$679	$532

Net cash flow from operating activities	$(329)	$1,146	$904
Net cash flow from investing activities	36	36	(356)
Net cash flow from financing activities	(826)	(873)	(819)
Effect of exchange rate changes on cash and cash equivalents	1	—	—
Net cash inflow (outflow)	$(1,118)	$309	$(271)

Dividends paid to noncontrolling interests	$371	$408	$371

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current assets	$3,773	$4,936
Noncurrent assets	$4,499	$4,222
Current liabilities	$677	$1,102
Noncurrent liabilities	$23	$21
Equity attributable to CHI	$2,578	$2,746
Equity attributable to noncontrolling interests	$4,994	$5,289

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$4,434	$2,941	$3,670
Costs and expenses	3,673	2,905	3,207
Profit for the year	$761	$36	$463

Profit attributable to CHI	$265	$21	$168
Profit attributable to noncontrolling interests	496	15	295
Profit for the year	$761	$36	$463

Other comprehensive income (loss) attributable to CHI	$5	$(1)	$6
Other comprehensive income (loss) attributable to noncontrolling interests	7	(2)	10
Other comprehensive income (loss) for the year	$12	$(3)	$16

Total comprehensive income attributable to CHI	$270	$20	$174
Total comprehensive income attributable to noncontrolling interests	503	13	305
Total comprehensive income for the year	$773	$33	$479

Net cash flow from operating activities	$1,401	$325	$616
Net cash flow from investing activities	(1,011)	(244)	(188)
Net cash flow from financing activities	(388)	(409)	(43)
Effect of exchange rate changes on cash and cash equivalents	8	(2)	15
Net cash inflow (outflow)	$10	$(330)	$400

Dividends paid to noncontrolling interests	$293	$253	$11

b.
Equity transactions with noncontrolling interests

Chunghwa did not participate in the capital increase of CHST in November 2022. Therefore, the Company’s ownership interest in CHST decreased.

CHIEF issued new shares in March 2022, December 2022, December 2023 and December 2024 as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased. See Note 35(a) for details.

CHTSC issued new shares in February 2022, May 2022, February 2023, May 2023, January 2024, March 2024 and December 2024 as its employees exercised options. In addition, Chunghwa disposed of some shares of CHTSC in August 2024 before CHTSC traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in CHTSC decreased. See Note 35(b) for details.

IISI purchased shares of UTC in August 2023. Therefore, the Company’s ownership interest in UTC increased. Chunghwa disposed of some shares of IISI in August 2024 before IISI traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in IISI decreased.

CLPT issued new shares in May 2023 and July 2024 as its employees exercised options. Therefore, the Company’s ownership interest in CLPT decreased. See Note 35(c) for details.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2022, 2023 and 2024 was as follows:

	Year Ended December 31, 2022
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	Chunghwa Not Proportionately Participating in the Capital Increase of CHST
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$39	$35	$15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(30)	(10)
Differences arising from equity transactions	$22	$5	$5

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$22	$5	$5

	Year Ended December 31, 2023
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Purchasing UTC shares
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) noncontrolling interests(Note)	$8	$15	$1	$—
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from (to) noncontrolling interests	(2)	(13)	(1)	—
Differences arising from equity transactions	$6	$2	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$6	$2	$—	$—

	Year Ended December 31, 2024
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Disposal of CHTSC Shares	Disposal of IISI Shares
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests (Note)	$14	$14	$9	$207	$52
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(10)	(14)	(13)	(19)	(16)
Differences arising from equity transactions	$4	$—	$(4)	$188	$36

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$188	$36
Additional paid-in capital - arising from changes in equities of subsidiaries	$4	$—	$(4)	$—	$—

Note: The proceeds from the new shares issued in February 2023 and January 2024 by CHTSC have been received in advance in December 2022 and December 2023, respectively.